Revenue - Geographic Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets by Region
Revenue	€ 36,800	€ 34,176	€ 31,207
EMEA
Non-Current Assets by Region
Revenue	17,025	15,575	14,004
Germany
Non-Current Assets by Region
Revenue	5,828	5,359	4,921
Rest of EMEA
Non-Current Assets by Region
Revenue	11,197	10,216	9,083
Americas
Non-Current Assets by Region
Revenue	14,499	13,808	12,762
U.S
Non-Current Assets by Region
Revenue	11,537	11,056	10,204
Rest of Americas
Non-Current Assets by Region
Revenue	2,962	2,752	2,558
APJ
Non-Current Assets by Region
Revenue	5,276	4,793	4,441
Japan
Non-Current Assets by Region
Revenue	1,569	1,388	1,243
Rest of APJ
Non-Current Assets by Region
Revenue	€ 3,707	€ 3,404	€ 3,199